SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	48.00%	49.00%	41.00%
Volatility, maximum	70.00%	65.00%	56.00%
Risk free interest, minimum	0.10%	0.10%	0.10%
Risk free interest, maximum	2.40%	2.40%	2.80%
Early exercise multiple, minimum	2.60	2.20	1.60
Early exercise multiple, maximum	3.40	2.80	1.90